Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Disclosure of reconciliation of other equity instruments

	NUMBER OF BSAs OUTSTANDING	MAXIMUM NUMBER OF SHARES TO BE ISSUED	NUMBER OF BSAs EXERCISED	NUMBER OF BSAs LAPSED	NUMBER OF BSAs OUTSTANDING	MAXIMUM NUMBER OF SHARES TO BE ISSUED

			FOR THE YEAR ENDED
	AS OF DECEMBER 31, 2021		DECEMBER 31, 2022		AS OF DECEMBER 31, 2022
BSAs granted under the Equity line agrement ......................................	300,000	300,000	—	(300,000)	—	—
The following tables summarize the data relating to BCEs as well as the assumptions used for the measurement thereof in accordance with IFRS 2 – Share-based Payment:

GRANT DAT E	TYPE	NUMBER OF BCEs ISSUED	NUMBER OF BCE OUTSTANDI NG AS OF JANUARY 1, 2023	NUMBER OF LAPSED BCEs	NUMBER OF EXERCISED BCEs	NUMBER OF BCEs OUTSTANDI NG	NUMBER OF BCEs EXERCISAB LE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITION S ARE MET
				YEAR ENDED DECEMBER 31, 2023		AS OF DECEMBER 31, 2023
2014-03-11	BCE-2014-2	2,750	1,000	—	(1,000)	—	—	—
2014-03-11	BCE-2014-4	984	184	—	(184)	—	—	—
2016-11-07	BCE-2016-1	84,000	22,495		—	22,495	22,495	22,495
2017-01-23	BCE-2017-1	67,374	67,000	—	—	67,000	41,735	67,000
2017-11-20	BCE-2017-2	150,000	150,000	(37,500)	—	112,500	112,500	112,500
2017-11-20	BCE-2017-4	67,374	67,373	—	—	67,373	33,686	67,373
2017-11-20	BCE-2017-5	67,374	64,374	—	—	64,374	30,686	64,374
2018-03-15	BCE-2018-1	22,000	11,980		—	11,980	11,980	11,980
2018-05-14	BCE 2018-3	33,687	16,844	—	—	16,844	—	16,844
2018-05-14	BCE-2018-4	16,843	16,843	0	—	16,843	8,422	16,843
2018-05-14	BCE-2018-5	22,000	6,000			6,000	6,000	6,000
	Total BCEs	534,386	424,093	(37,500)	(1,184)	385,409	267,504	385,409
The following tables summarize the data relating to BSAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE	NUMBER OF BSAs ISSUED	NUMBER OF BCAs OUTSTANDI NG AS OF JANUARY 1, 2023	NUMBER OF LAPSED BSAs	NUMBER OF EXERCISED BSAs	NUMBER OF BSAs OUTSTANDI NG	NUMBER OF BSAs EXERCISAB LE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIONS ARE MET
				YEAR ENDED DECEMBER 31, 2023		AS OF DECEMBER 31, 2023
2014-03-11	BSA-2014-3	1,172	492	—	(492)	—	—	—
2015-12-04	BSA-2015-11	96,924	96,924	—	—	96,924	96,924	96,924
2015-12-04	BSA-2015-12	82,000	16,400	—	—	16,400	16,400	16,400
2017-09-18	BSA-2017-1	16,400	16,400	—	—	16,400	16,400	16,400
2018-01-22	BSA-2018-1	49,200	16,400	—	—	16,400	16,400	16,400
2014-03-11	BSA-2014-4	1,315	842	—	—	842	842	84,160
2014-03-11	BSA-2014-5	787	459	—	(230)	230	230	22,950
	Total BSAs	247,798	147,917	—	(722)	147,196	147,195	253,234
The following tables summarize the data relating to AGAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE	NUMBER OF AGAs ISSUED	NUMBER OF AGAs OUTSTANGING AS OF JANUARY 1, 2023	NUMBER OF LAPSED AGAs	NUMBER OF EXERCISED AGAs	NUMBER OF AGAs OUTSTANDING
						AS OF DECEMBER 31, 2023
2023-07-11	AGA-2023-1	1,382,796	—	—	—	1,382,796
2023-07-11	AGA-2023-2	100,000	—	—	—	100,000
2023-09-28	AGA-2023-3	731,500	—	—	—	731,500
2023-09-28	AGA-2023-4	254,250	—	—	—	254,250
2023-12-01	AGA-2023-5	132,750	—	—	—	132,750
	Total AGAs	2,601,296	—	—	—	2,601,296

Disclosure of main data and assumptions used for the measurement of other equity instruments

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	AGA PRICE	MATURITY	VOLATILITY	RISK FREE RATE
AGA 2021	€31.60	€23.92	0.00 €	2022-07-31	49.0%	-1.00%
AGA 2023-1 (Tranches 1-4)	€15.98	€15.98	0.00 €	N/A	N/A	N/A
AGA 2023-1 (Tranche 5)	€15.98	€3.62	0.00 €	2024-12-31	67.2%	3.20%
AGA 2023-1 (Tranche 6)	€15.98	€0.74	0.00 €	2024-07-11	67.2%	3.20%
AGA 2023-2 (Tranche 1)	€15.98	€15.98	0.00 €	N/A	N/A	N/A
AGA 2023-2 (Tranche 2)	€15.98	€9.59	0.00 €	N/A	N/A	N/A
AGA 2023-3	€14.92	€14.92	0.00 €	N/A	N/A	N/A
AGA 2023-4	€14.92	€14.92	0.00 €	N/A	N/A	N/A
AGA 2023-5	€9.16	€9.16	0.00 €	N/A	N/A	N/A
The
main data and assumptions are the following:

Kreos/Claret Tranche A-B BSA - August 2023	AS OF AUGUST 22, 2023 (Tranche A-B)	AS OF DECEMBER 31, 2023
Number of outstanding BSA	214,198	214,198
Exercise price per share	€18.67	€18.67
Ordinary share price	€17.10	€9.82
Exercise date	19/08/2030 (expiry) 18/02/2027 (tender offer)	19/08/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	50%	95%
Volatility	71.9% (expiry) 65.2% (tender offer)	59.5% (expiry) 64.9% (tender offer)
Dividend	—%	—%
Risk-free rate	3.00%	2.30%
Fair value of issued Kreos/Claret Tranche A-B BSA	2,092	920

Kreos/Claret Tranche C BSA - November 2023	AS OF NOVEMBER 2, 2023	AS OF DECEMBER 31, 2023
Number of outstanding BSA	405,832	405,832
of which, number of conditional BSA	202,915	202,915
Exercise price per share	€9.86	€9.86
Ordinary share price	€8.89	€9.82
Exercise date	01/11/2030 (expiry) 18/02/2027 (tender offer)	01/11/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%	95%
Probability of Drawdown of Tranche C credit facility	30%	30%
Volatility	67.3% (expiry) 64.3% (tender offer)	67.4% (expiry) 64.9% (tender offer)
Dividend	—%	—%
Risk-free rate	3.0%	2.3%
Fair value of issued Kreos/Claret Tranche C BSA	1,493	1,659
The Kreos A BSA and Kreos B BSA are measured at fair value using a Black-Scholes valuation model. The main data and assumptions are the following:

Kreos A BSA - June 1, 2018	As of and for the year ended December 31, 2021	As of and for the year ended December 31, 2022	As of May 24, 2023 (exercise date)
Number of outstanding Kreos A BSA	110,957	110,957	110,957
Exercise price per share	€7.21	€7.21	€7.21
Ordinary share price	€28.55	€6.18	€18.57
Residual maturity	6.6 years	5.6 years	0.0 years
Volatility	46.65%	44.01%	N/A
Dividend	—%	—%	N/A
Risk-free rate	0.13%	2.98%	N/A
Fair value of issued Kreos A BSA (in thousands of €)	2,478	275	1,261

Kreos B BSA - June 1, 2019	As of and for the year ended December 31, 2021	As of and for the year ended December 31, 2022	As of May 24, 2023 (exercise date)
Number of outstanding Kreos B BSA	74,766	74,766	74,766
Exercise price per share	€10.70	€10.70	€10.70
Ordinary share price	€28.55	€6.18	€18.57
Residual maturity	7.4 years	6.4 years	0.0 years
Volatility	46.65%	44.01%	N/A
Dividend	—%	—%	N/A
Risk-free rate	0.13%	2.96%	N/A
Fair value of issued Kreos B BSA (in thousands of €)	1,525	149	589

Disclosure of breakdown of the compensation expenses	Breakdown of the compensation expenses accounted for the period ended December 31, 2021, 2022 and 2023

TYPE (in thousands of euros)	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
BCEs	(199)	(138)	(112)
BSAs	—	—	—
AGAs	1,026	(1,026)	(8,067)
Social taxes related to AGAs	205	(205)	(426)
Total	1,032	(1,369)	(8,605)